Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events

The Company follows the guidance in FASB ASC 855-10 for the disclosure of subsequent events. The Company evaluated subsequent events through the date the financial statements were issued and determined the Company had the following subsequent events:

Promissory Note

On July 2, 2025, the Company issued to Target a second promissory note in the principal amount of $625,000, with an original issue discount of $125,000 such that the purchase price was $500,000 (the “Second Target Note”).

The Second Target Note has identical terms and provisions to the original Target Note disclosed in note 7.

Alchemy Consulting Agreement

On July 2, 2025, the Company entered into a consulting agreement with Alchemy Advisory, LLC (“Alchemy”). As consideration for consulting services, the Company issued 350,000 shares of common stock to Alchemy pursuant to the Company’s 2022 Equity Incentive Plan. The agreement may be terminated by either party at any time and for any reason and also contains standard confidentiality clauses.

The foregoing description of the consulting agreement does not purport to be complete and is qualitied in its entirety by reference to the full text of the consulting agreement, a form of which is attached as exhibit 10.1 to this Quarterly Report on Form 10-Q and incorporated by reference herein.

Business Acquisition

On August 7, 2025, Inspire entered a non-binding Letter of Intent (“LOI”) with an animal hospital and clinic (the “Practice”) to purchase substantially all of the properties and assets of the Practice. Management has evaluated the LOI and has determined that the acquisition is not a significant transaction.

Private Placement of Series B Convertible Preferred Stock and Warrants

On July 28, 2025, Inspire entered into a Securities Purchase Agreement with certain accredited investors for the private placement of up to 7,590 shares of Series B convertible preferred stock (“Series B Preferred Stock”) and accompanying warrants (“Warrants”) to purchase shares of the Company’s common stock. The aggregate offering amount is up to $10 million, to be completed in one or more closings.

On July 29, 2025, the Company completed the first closing of the private placement, issuing 6,340 shares of Series B Preferred Stock and 6,340,000 Warrants for aggregate proceeds of approximately $5 million. Proceeds were received in cash and through the transfer of certain securities in lieu of cash.

Each share of Series B Preferred Stock has a stated value of $1,000 and is convertible into shares of common stock at an initial conversion price of $1.00 per share, subject to adjustment provisions. The Warrants are exercisable at $1.00 per share and expire five years from the initial exercisability date. Both instruments contain anti-dilution and price adjustment features, including a floor conversion price of $0.1879 per share.

The Company entered into a Registration Rights Agreement requiring it to file a registration statement with the Securities and Exchange Commission to register the resale of the common stock issuable upon conversion of the Series B Preferred Stock and exercise of the Warrants.

Common Stock Purchase Agreement

On July 29, 2025, Inspire entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with an accredited investor (the “Investor”), pursuant to which the Investor committed to purchase, subject to certain conditions and limitations, up to $50 million of shares of the Company’s common stock.

Under the terms of the Purchase Agreement, the Company may, at its sole discretion, direct the Investor to purchase shares of common stock in amounts not to exceed $5 million per purchase notice, provided that the closing sale price of the common stock is at least $0.75 and other customary conditions are satisfied. The Investor’s ownership is limited to 4.99% of the Company’s outstanding common stock

17.	Subsequent Events

The Company follows the guidance in FASB ASC 855-10 for the disclosure of subsequent events. The Company evaluated subsequent events through the date the financial statements were issued and determined the Company had the following subsequent events:

Animal Hospital and Clinic Acquisition

On February 26, 2025, Inspire Veterinary Partners Inc entered a non-binding Letter of Intent (“LOI”) with an animal hospital and clinic (“Practice”) to purchase substantially all of the properties and assets of the Practice. Management has evaluated the LOI and has determined that the acquisition is not a significant transaction.

Common Stock & Pre-Funded Warrants

On March 25, 2025, Inspire Veterinary Partners (the “Company”) entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor, pursuant to which the Company agreed to issue and sell to the investor  in a registered direct offering (the “Offering”) 207,896 shares (the “Shares”) of Class A Common Stock (the “Common Stock”), pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 885,000 shares of Common Stock, five-year warrants (the “Series A Warrants”) to purchase up to 1,092,896 shares of Common Stock and eighteen-month warrants (the “Series B Warrants” and, together with the Series A Warrants, the “Common Warrants”) to purchase up to 1,092,896 shares of Common Stock. Gross proceeds from the Offering, before deducting the placement agent’s fees and other offering expenses, were $2,000,000.